Intangible Assets, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets, Net [Abstract]
Intangible asset, useful life	7 years
Amortization expense	$ 1,657	$ 1,538